Interest in Master Trust - Schedule of Interest in Master Trust (Details) - EBP 001 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Master Trust [Line Items]
Total net assets of the Master Trust	$ 885,248	$ 824,578	$ 730,533
Master Trust
EBP, Master Trust [Line Items]
Total investments	1,030,018	963,598
Other receivables	0	3
Total net assets of the Master Trust	1,030,018	963,601
Master Trust | Mutual Funds
EBP, Master Trust [Line Items]
Total investments	56,442	59,072
Master Trust | Collective Trust Funds
EBP, Master Trust [Line Items]
Total investments	933,777	862,125
Master Trust | Common Stock
EBP, Master Trust [Line Items]
Total investments	12,951	18,584
Master Trust | Self-Directed Brokerage Accounts
EBP, Master Trust [Line Items]
Total investments	26,848	23,817
Plan's Interest
EBP, Master Trust [Line Items]
Total investments	862,539	798,508
Other receivables	0	0
Total net assets of the Master Trust	862,539	798,508
Plan's Interest | Mutual Funds
EBP, Master Trust [Line Items]
Total investments	51,628	54,320
Plan's Interest | Collective Trust Funds
EBP, Master Trust [Line Items]
Total investments	773,367	703,950
Plan's Interest | Common Stock
EBP, Master Trust [Line Items]
Total investments	11,575	17,260
Plan's Interest | Self-Directed Brokerage Accounts
EBP, Master Trust [Line Items]
Total investments	$ 25,969	$ 22,978